UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 87.52% Corporate bonds & notes 86.68% Energy 13.92%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,3]	$47,750	$25,367
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	33,833	5,301
American Energy (Permian Basin) 7.125% 2020[4]	45,960	24,818
American Energy (Permian Basin) 7.375% 2021[4]	12,305	6,722
Anadarko Petroleum Corp. 5.55% 2026	5,110	5,656
Anadarko Petroleum Corp. 6.60% 2046	2,350	2,850
Ascent Resources Utica, LLC, 15.00% 2019[1,2,3,5,6]	11,941	4,597
Baytex Energy Corp. 5.125% 2021[4]	6,450	5,434
Baytex Energy Corp. 5.625% 2024[4]	2,050	1,661
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	71,520	68,123
Boardwalk Pipelines, LP 5.95% 2026	16,900	17,793
Cheniere Energy, Inc. 7.00% 2024[4]	40,780	41,927
Chesapeake Energy Corp. 3.878% 2019[1]	18,850	14,279
Chesapeake Energy Corp. 4.875% 2022	27,900	17,995
Chesapeake Energy Corp. 8.00% 2022[4]	11,558	9,853
Concho Resources Inc. 5.50% 2023	18,725	18,865
CONSOL Energy Inc. 5.875% 2022	64,832	56,971
Continental Resources Inc. 5.00% 2022	8,180	8,013
DCP Midstream Operating LP 4.95% 2022	30,230	29,852
DCP Midstream Operating LP 3.875% 2023	15,265	13,960
Denbury Resources Inc. 9.00% 2021[4]	22,370	22,482
Diamond Offshore Drilling, Inc. 4.875% 2043	14,960	10,699
Enbridge Energy Partners, LP 4.375% 2020	5,830	5,990
Enbridge Energy Partners, LP 5.875% 2025	6,035	6,689
Enbridge Energy Partners, LP 7.375% 2045	13,575	16,610
Energy Transfer Partners, LP 7.50% 2020	28,440	30,289
Energy Transfer Partners, LP 5.875% 2024	26,915	26,309
Energy Transfer Partners, LP 4.75% 2026	3,400	3,516
Energy Transfer Partners, LP 5.50% 2027	31,051	29,343
EnLink Midstream Partners, LP 2.70% 2019	12,275	11,938
EnLink Midstream Partners, LP 5.60% 2044	1,810	1,511
EnLink Midstream Partners, LP 5.05% 2045	6,020	4,939
Ensco PLC 5.75% 2044	29,320	17,629
EP Energy Corp. 9.375% 2020	36,250	25,828
EP Energy Corp. 6.375% 2023	4,400	2,662
Genesis Energy, LP 6.75% 2022	27,835	27,139
Jupiter Resources Inc. 8.50% 2022[4]	46,175	33,361
Kinder Morgan Energy Partners, LP 5.40% 2044	1,625	1,610
Kinder Morgan, Inc. 4.30% 2025	9,375	9,621
Kinder Morgan, Inc. 5.55% 2045	10,721	10,935
Laredo Petroleum, Inc. 5.625% 2022	4,825	4,536
Laredo Petroleum, Inc. 7.375% 2022	8,450	8,513
Matador Resources Co. 6.875% 2023	725	743
MPLX LP 4.50% 2023[4]	3,500	3,399
Murray Energy Corp., Term Loan B1, 7.00% 2017[1,2,3]	5,721	4,905
Newfield Exploration Co. 5.625% 2024	6,300	6,332
American High-Income Trust — Page 1 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGL Energy Partners LP 5.125% 2019	$16,050	$14,686
NGL Energy Partners LP 6.875% 2021	52,480	46,314
NGPL PipeCo LLC 7.119% 2017[4]	149,520	156,622
NGPL PipeCo LLC 9.625% 2019[4]	99,015	103,842
NGPL PipeCo LLC 7.768% 2037[4]	19,880	19,383
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[1,2,3]	1,625	1,623
Noble Corp. PLC 5.00% 2018	375	370
Noble Corp. PLC 6.95% 2025	18,435	14,748
Noble Corp. PLC 7.95% 2045	20,290	14,355
Oasis Petroleum Inc. 6.50% 2021	8,250	7,569
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,4]	4,740	1,375
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,4]	10,639	2,075
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,4]	14,524	2,723
ONEOK, Inc. 4.25% 2022	11,300	10,452
ONEOK, Inc. 7.50% 2023	9,475	10,115
Parsley Energy, Inc. 6.25% 2024[4]	12,975	13,267
PBF Energy Inc. 7.00% 2023[4]	9,050	8,756
PDC Energy Inc. 7.75% 2022	108,025	112,886
Peabody Energy Corp., Term Loan, 10.00% 2017[1,2,3]	8,000	8,300
Peabody Energy Corp. 6.00% 2018[7]	196,441	25,906
Peabody Energy Corp. 6.50% 2020[7]	5,500	743
Peabody Energy Corp. 6.25% 2021[7]	50,065	6,759
Peabody Energy Corp. 10.00% 2022[4,7]	5,000	675
Petrobras Global Finance Co. 3.00% 2019	21,658	20,120
Petrobras Global Finance Co. 8.375% 2021	21,360	22,097
Petrobras Global Finance Co. 6.25% 2024	3,715	3,315
Petrobras Global Finance Co. 8.75% 2026	13,100	13,222
Petrobras Global Finance Co. 6.85% 2115	11,500	8,797
Petrobras International Finance Co. 5.75% 2020	4,030	3,898
Petróleos Mexicanos 6.375% 2021	11,700	12,751
Petróleos Mexicanos 6.875% 2026[4]	13,275	14,875
Plains All American Pipeline, LP 4.65% 2025	13,500	13,662
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,4]	2,950	2,404
QGOG Constellation SA 6.25% 2019[4]	90,420	45,662
Range Resources Corp. 5.00% 2022	4,425	4,193
Range Resources Corp. 5.00% 2023	9,950	9,378
Range Resources Corp. 4.875% 2025	39,450	37,773
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	27,966
Regency Energy Partners LP and Regency Energy Finance Corp. 5.00% 2022	1,935	1,988
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	15,225	15,376
Rice Energy Inc. 6.25% 2022	35,500	35,411
Rice Energy Inc. 7.25% 2023	11,475	11,704
Sabine Pass Liquefaction, LLC 5.625% 2021	81,425	82,646
Sabine Pass Liquefaction, LLC 5.75% 2024	43,590	43,481
Sabine Pass Liquefaction, LLC 5.625% 2025	37,850	37,850
Sabine Pass LNG, LP 7.50% 2016	1,500	1,529
Sabine Pass LNG, LP 6.50% 2020	1,500	1,568
Sabine Pass LNG, LP 5.875% 2026[4]	3,350	3,350
Seven Generations Energy Ltd. 6.75% 2023[4]	18,775	19,010
SM Energy Co. 5.625% 2025	45,325	39,206
Southwestern Energy Co. 4.10% 2022	38,175	34,262
Southwestern Energy Co. 4.95% 2025	14,945	14,403
Sunoco LP 5.50% 2020[4]	13,600	13,447
Sunoco LP 6.25% 2021[4]	42,815	43,002
American High-Income Trust — Page 2 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 4.125% 2019	$29,385	$29,238
Targa Resources Partners LP 6.75% 2024[4]	15,000	15,450
Teekay Corp. 8.50% 2020[4]	56,075	47,243
Teekay Corp. 8.50% 2020	52,280	44,046
Tesoro Logistics LP 5.50% 2019	20,360	21,378
Tesoro Logistics LP 6.125% 2021	2,400	2,496
Tesoro Logistics LP 6.25% 2022	8,535	8,940
Tesoro Logistics LP 6.375% 2024	10,320	10,862
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	7,309
Transocean Inc. 3.75% 2017	6,625	6,708
Transocean Inc. 8.125% 2021	20,795	17,676
Weatherford International PLC 7.75% 2021	21,675	21,187
Weatherford International PLC 4.50% 2022	23,980	20,683
Weatherford International PLC 8.25% 2023	55,175	52,554
Weatherford International PLC 6.75% 2040	22,370	16,666
Western Gas Partners LP 4.65% 2026	6,575	6,652
Whiting Petroleum Corp. 5.00% 2019	8,511	7,873
Williams Companies, Inc. 3.70% 2023	28,710	25,552
Williams Partners LP 3.60% 2022	2,795	2,650
YPF SA 8.50% 2025[4]	7,150	7,581
YPF Sociedad Anónima 8.50% 2021[4]	9,275	9,973
		2,312,172
Health care 12.41%
Alere Inc. 6.50% 2020	4,340	4,340
Centene Corp. 5.75% 2017	9,345	9,567
Centene Corp. 5.625% 2021[4]	46,195	48,274
Centene Corp. 4.75% 2022	62,200	63,755
Centene Corp. 6.125% 2024[4]	42,592	45,387
Community Health Systems Inc. 5.125% 2021	3,650	3,641
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,2,3]	5,706	5,524
Concordia Healthcare Corp. 9.50% 2022[4]	37,220	34,894
Concordia Healthcare Corp. 7.00% 2023[4]	19,810	16,987
ConvaTec Finance International SA 8.25% 2019[4,5]	25,175	24,734
DaVita HealthCare Partners Inc. 5.125% 2024	7,840	7,942
DaVita HealthCare Partners Inc. 5.00% 2025	18,850	18,732
DJO Finance LLC 10.75% 2020[4]	35,043	28,560
DJO Finco Inc. 8.125% 2021[4]	49,495	43,061
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	18,865	16,695
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	22,685	20,584
Fresenius Medical Care AG & Co. KGAA 5.875% 2022[4]	6,850	7,544
HCA Inc. 3.75% 2019	11,563	11,997
HCA Inc. 6.50% 2020	32,125	35,699
HCA Inc. 4.75% 2023	2,160	2,219
HCA Inc. 5.00% 2024	19,010	19,723
HCA Inc. 5.375% 2025	3,750	3,853
HCA Inc. 5.25% 2026	24,500	25,480
HCA Inc. 5.875% 2026	12,000	12,480
Healthsouth Corp. 5.75% 2024	8,675	8,753
Healthsouth Corp. 5.75% 2025	29,665	29,517
Hologic, Inc. 5.25% 2022[4]	9,360	9,816
inVentiv Health Inc. 9.00% 2018[4]	134,469	138,839
inVentiv Health Inc. 10.00% 2018[4,5]	94,620	97,459
inVentiv Health Inc. 10.00% 2018	55,558	55,558
American High-Income Trust — Page 3 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 10.00% 2018	$23,933	$23,993
inVentiv Health Inc., Term Loan B4, 7.75% 2018[1,2,3]	26,930	27,006
Jaguar Holding Co. 6.375% 2023[4]	9,600	9,840
Kindred Healthcare, Inc. 8.00% 2020	22,950	22,950
Kindred Healthcare, Inc. 8.75% 2023	20,905	20,709
Kinetic Concepts, Inc. 10.50% 2018	170,455	170,881
Kinetic Concepts, Inc. 12.50% 2019	133,632	126,616
Kinetic Concepts, Inc. 7.875% 2021[4]	18,655	19,879
LifePoint Health, Inc. 5.375% 2024[4]	3,200	3,216
Mallinckrodt PLC 4.875% 2020[4]	29,510	28,625
Mallinckrodt PLC 5.75% 2022[4]	9,323	8,921
Mallinckrodt PLC 5.625% 2023[4]	29,940	28,031
MEDNAX, Inc. 5.25% 2023[4]	3,780	3,837
Molina Healthcare, Inc. 5.375% 2022[4]	61,117	61,270
Multiplan, Inc. 7.125% 2024[4]	4,300	4,526
Multiplan, Inc., Term Loan B, 5.00% 2023[1,2,3]	12,900	12,953
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	6,835	5,690
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,3]	31,000	29,347
Prestige Brands International Inc. 6.375% 2024[4]	5,650	5,890
Quintiles Transnational Corp. 4.875% 2023[4]	21,100	21,522
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	12,775	13,126
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6,8]	59,477	51,040
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,6,8]	25,188	24,773
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,6,8]	20,825	20,721
Teleflex Inc. 4.875% 2026	27,000	27,270
Tenet Healthcare Corp. 4.375% 2021	10,768	10,768
Tenet Healthcare Corp. 8.125% 2022	9,535	9,819
Tenet Healthcare Corp. 6.75% 2023	24,980	24,012
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,180
Tenet Healthcare Corp., First Lien, 4.75% 2020	17,095	17,596
Tenet Healthcare Corp., First Lien, 6.00% 2020	46,440	49,226
Tenet Healthcare Corp., First Lien, 4.50% 2021	32,730	33,057
Valeant Pharmaceuticals International Inc. 7.00% 2020[4]	2,155	1,913
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	13,975	11,294
Vizient Inc. 10.375% 2024[4]	10,015	10,766
VPI Escrow Corp. 6.75% 2018[4]	68,000	65,764
VPI Escrow Corp. 6.375% 2020[4]	90,081	77,920
VPI Escrow Corp. 7.50% 2021[4]	36,310	32,202
VRX Escrow Corp. 5.375% 2020[4]	34,375	29,541
VRX Escrow Corp. 5.875% 2023[4]	12,815	10,412
VRX Escrow Corp. 6.125% 2025[4]	61,125	49,206
		2,060,922
Industrials 12.38%
ABC Supply Co., Inc. 5.625% 2021[4]	1,500	1,556
ADS Waste Escrow 8.25% 2020	6,050	6,171
ADT Corp. 3.50% 2022	29,125	26,831
AECOM Technology Corp. 5.875% 2024	11,107	11,440
AerCap Holdings NV 2.75% 2017	5,603	5,636
AerCap Holdings NV 3.75% 2019	5,200	5,252
AerCap Holdings NV 4.50% 2021	2,325	2,388
Air Canada 8.75% 2020[4]	7,500	7,959
Air Canada 7.75% 2021[4]	19,600	20,433
Aircastle Ltd. 5.00% 2023	14,825	15,102
American High-Income Trust — Page 4 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	$19,350	$20,076
ARAMARK Corp. 5.75% 2020	1,124	1,158
ARAMARK Corp. 5.125% 2024[4]	6,500	6,646
ARAMARK Corp. 5.125% 2024	5,900	6,033
ARAMARK Corp. 4.75% 2026[4]	3,825	3,758
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	170,417	152,523
Avianca Holdings SA, 8.375% 2020[4]	5,825	4,748
Bombardier Inc. 4.75% 2019[4]	8,855	8,501
Bombardier Inc. 7.75% 2020[4]	20,050	19,799
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	13,931
Brunswick Rail Finance Ltd. 6.50% 2017[4]	9,651	4,596
Builders Firstsource 7.625% 2021[4]	90,266	94,779
Builders Firstsource 10.75% 2023[4]	27,090	29,596
CEVA Group PLC 7.00% 2021[4,8]	1,400	1,211
CEVA Group PLC 9.00% 2021[4,8]	14,675	11,593
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,3,8]	15,843	13,110
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3,8]	2,816	2,330
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[1,2,3,8]	16,331	13,514
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3,8]	22,526	18,640
Constellis Holdings 9.75% 2020[4]	8,300	7,966
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	2,777	2,864
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	176	177
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	666	681
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	170	182
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	2,053	2,175
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	1,938	2,010
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[3]	2,401	2,526
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	1,654	1,798
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	149	164
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	80	82
Corporate Risk Holdings LLC 9.50% 2019[4,8]	137,693	125,989
Corporate Risk Holdings LLC 13.50% 2020[4,5,6,8]	13,775	13,679
DAE Aviation Holdings, Inc. 10.00% 2023[4]	106,405	106,671
Deck Chassis Acquisition Inc. 10.00% 2023[4]	65,260	67,707
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	7,183	8,197
Eletson Holdings Inc. 9.625% 2022[4]	8,800	6,908
Euramax International, Inc. 12.00% 2020[4]	49,150	47,921
Gardner Denver, Inc. 6.875% 2021[4]	14,650	13,368
Gardner Denver, Inc., Term Loan B, 4.25% 2020[1,2,3]	10,245	9,435
Gates Global LLC 6.00% 2022[4]	58,410	51,401
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,3]	4,555	4,341
General Electric Co. 5.00% (undated)	13,079	13,913
Hardwoods Acquisition Inc 7.50% 2021[4]	35,330	27,028
HD Supply, Inc. 7.50% 2020	43,609	45,785
HD Supply, Inc. 5.25% 2021[4]	9,450	9,943
HD Supply, Inc. 5.75% 2024[4]	18,375	19,156
HDTFS Inc. 6.75% 2019	10,000	10,211
HDTFS Inc. 5.875% 2020	26,075	26,857
HDTFS Inc. 6.25% 2022	1,000	1,035
KLX Inc. 5.875% 2022[4]	35,225	34,697
LMI Aerospace Inc. 7.375% 2019	46,170	46,747
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	58,895	46,527
Navios Maritime Holdings Inc. 7.375% 2022[4]	40,575	18,259
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	39,412	16,060
American High-Income Trust — Page 5 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	$8,370	$8,558
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	5,150	5,337
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	13,500	13,821
Nortek Inc. 8.50% 2021	80,710	83,757
Ply Gem Industries, Inc. 6.50% 2022	44,830	44,326
Ply Gem Industries, Inc. 6.50% 2022	14,320	13,962
Prime Security Services Borrower, LLC 9.25% 2023[4]	55,100	58,544
Prime Security Services Borrower, LLC, Term Loan, 4.75% 2022[1,2,3]	21,500	21,554
PrimeSource Building Products Inc 9.00% 2023[4]	11,830	11,564
R.R. Donnelley & Sons Co. 7.25% 2018	2,950	3,145
R.R. Donnelley & Sons Co. 8.25% 2019	12,700	13,732
R.R. Donnelley & Sons Co. 7.625% 2020	11,750	12,367
R.R. Donnelley & Sons Co. 7.875% 2021	37,200	38,688
R.R. Donnelley & Sons Co. 7.00% 2022	19,800	19,503
R.R. Donnelley & Sons Co. 6.50% 2023	23,150	21,645
Sensata Technologies Holding NV 5.00% 2025[4]	19,200	19,380
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	78,103	69,316
TRAC Intermodal 11.00% 2019	39,338	41,551
TransDigm Inc. 5.50% 2020	45,510	46,534
TransDigm Inc. 6.50% 2024	5,200	5,252
TransDigm Inc. 6.50% 2025	11,400	11,471
TransDigm Inc. 6.375% 2026[4]	1,730	1,728
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,6,7]	1,135	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,4]	3,176	3,319
United Rentals, Inc. 7.375% 2020	3,296	3,428
United Rentals, Inc. 7.625% 2022	12,200	13,085
United Rentals, Inc. 4.625% 2023	8,300	8,414
United Rentals, Inc. 5.50% 2025	11,400	11,272
United Rentals, Inc. 5.875% 2026	18,250	18,204
Univar Inc. 6.75% 2023[4]	10,025	9,950
Virgin Australia Holdings Ltd. 8.50% 2019[4]	63,475	65,935
Watco Companies 6.375% 2023[4]	19,240	19,144
XPO Logistics, Inc. 7.875% 2019[4]	4,650	4,755
XPO Logistics, Inc., Term Loan B, 5.50% 2021[1,2,3]	10,970	10,997
		2,056,008
Consumer discretionary 11.95%
Boyd Gaming Corp. 9.00% 2020	44,000	46,235
Boyd Gaming Corp. 6.875% 2023	6,075	6,500
Boyd Gaming Corp. 6.375% 2026[4]	18,675	19,609
Burger King Corp. 6.00% 2022[4]	40,675	42,289
Cablevision Systems Corp. 7.75% 2018	29,300	31,442
Cablevision Systems Corp. 6.75% 2021	35,275	36,069
CBS Outdoor Americas Inc. 5.25% 2022	15,850	16,147
CBS Outdoor Americas Inc. 5.625% 2024	13,650	14,111
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	4,500	4,759
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[4]	5,000	5,225
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[4]	12,000	13,102
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[4]	9,600	9,768
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	14,575	14,830
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	77,775	80,303
Cedar Fair, LP 5.375% 2024	8,440	8,735
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[1,2,3]	8,551	8,447
Cengage Learning Acquisitions, Inc. 9.50% 2024[4]	2,825	2,882
American High-Income Trust — Page 6 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Churchill Downs Inc. 5.375% 2021[4]	$9,100	$9,339
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	107,094	102,435
Cumulus Media Holdings Inc. 7.75% 2019	65,114	27,022
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,3]	24,265	17,131
Delta 2 (Formula One), Term Loan B, 7.75% 2022[1,2,3]	20,300	19,319
DISH DBS Corp. 4.625% 2017	2,500	2,550
DISH DBS Corp. 4.25% 2018	23,150	23,671
DISH DBS Corp. 7.875% 2019	9,550	10,553
DISH DBS Corp. 7.75% 2026[4]	33,100	34,259
Extended Stay America Inc. 5.25% 2025[4]	14,500	14,192
Family Tree Escrow LLC 5.25% 2020[4]	6,925	7,167
Family Tree Escrow LLC 5.75% 2023[4]	19,525	20,843
GameStop Corp. 6.75% 2021[4]	18,200	18,018
Gannett Co., Inc. 5.125% 2019	14,885	15,350
Gannett Co., Inc. 4.875% 2021[4]	16,220	16,666
Gannett Co., Inc. 5.50% 2024[4]	3,000	3,101
General Motors Co. 4.00% 2025	2,300	2,324
General Motors Financial Co. 5.25% 2026	1,280	1,395
Goodyear Tire & Rubber Co. 5.00% 2026	15,875	16,212
Hilton Worldwide Finance LLC 5.625% 2021	13,790	14,283
Hilton Worldwide, Term Loan B, 3.50% 2020[1,2,3]	9,451	9,468
iHeartCommunications, Inc. 9.00% 2019	1,900	1,451
iHeartCommunications, Inc. 10.625% 2023	19,255	13,430
iHeartCommunications, Inc., Term Loan D, 7.21% 2019[1,2,3]	19,200	14,112
International Game Technology 6.25% 2022[4]	9,500	9,783
J.C. Penney Co., Inc. 5.875% 2023[4]	5,000	5,050
Lamar Media Corp. 5.75% 2026[4]	550	574
Lear Corp., 5.25% 2025	1,900	2,002
Limited Brands, Inc. 6.625% 2021	20,976	23,703
Limited Brands, Inc. 6.875% 2035	28,300	28,795
McClatchy Co. 9.00% 2022	30,100	29,498
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[1,2,3]	34,650	34,672
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[4]	13,100	13,591
MDC Partners Inc. 6.50% 2024[4]	8,525	8,504
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	10,500	10,749
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	18,300	19,215
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	10,300	10,879
Melco Crown Entertainment Ltd. 5.00% 2021[4]	8,575	8,528
MGM Growth Properties LLC 5.625% 2024[4]	12,275	13,012
MGM Resorts International 8.625% 2019	6,275	7,078
MGM Resorts International 6.75% 2020	2,900	3,183
MGM Resorts International 7.75% 2022	8,950	10,147
MGM Resorts International 6.00% 2023	31,775	33,602
Michaels Stores, Inc. 5.875% 2020[4]	12,585	13,151
Modular Space Corp., Second Lien, 10.25% 2019[4]	7,825	3,795
Mohegan Tribal Gaming Authority 11.00% 2018[4,5]	5,195	5,209
NBC Universal Enterprise, Inc. 5.25% 2049[4]	23,885	24,691
NCL Corp. Ltd. 5.25% 2019[4]	10,262	10,416
Needle Merger Sub Corp. 8.125% 2019[4]	70,820	68,164
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	43,945	36,035
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5]	59,055	45,177
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,3]	67,619	60,910
Netflix, Inc. 5.75% 2024	6,650	6,966
Newell Rubbermaid Inc. 5.00% 2023[4]	4,560	4,795
American High-Income Trust — Page 7 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[1,2,3]	$16,010	$15,970
PETsMART, Inc. 7.125% 2023[4]	65,050	67,083
Pinnacle Entertainment, Inc. 5.625% 2024[4]	1,200	1,200
Playa Resorts Holding BV 8.00% 2020[4]	63,074	63,705
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[1,2,3]	5,667	5,633
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,549
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	19,425	20,445
Schaeffler Finance BV 4.75% 2021[4]	1,390	1,427
Schaeffler Finance BV 4.25% 2021[4]	5,680	5,787
Schaeffler Holding Finance BV 7.625% 2018[4,5]	802	820
Schaeffler Holding Finance BV 6.25% 2019[4,5]	4,000	4,170
Seminole Tribe of Florida 7.804% 2020[3,4]	5,270	5,217
Sirius Minerals PLC 5.75% 2021[4]	2,500	2,603
Sirius Minerals PLC 4.625% 2023[4]	9,600	9,349
Sotheby’s Holdings, Inc. 5.25% 2022[4]	16,025	15,504
Standard Pacific Corp. 8.375% 2021	9,640	11,158
TEGNA Inc. 5.125% 2020	3,950	4,083
Tenneco Inc. 5.00% 2026	16,000	16,270
TI Automotive Ltd. 8.75% 2023[4]	38,065	37,494
Tribune Media Co. 5.875% 2022	14,195	14,195
Univision Communications Inc. 8.50% 2021[4]	16,687	17,454
Univision Communications Inc. 6.75% 2022[4]	16,098	17,064
Univision Communications Inc. 5.125% 2023[4]	14,590	14,554
Univision Communications Inc. 5.125% 2025[4]	20,450	20,297
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,3]	1,495	1,487
Warner Music Group 13.75% 2019	11,818	12,631
Warner Music Group 6.00% 2021[4]	10,000	10,350
Warner Music Group 5.625% 2022[4]	20,700	21,243
Warner Music Group 6.75% 2022[4]	15,900	16,099
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	15,150	15,453
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	12,625	11,725
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	5,900	5,730
Wynn Macau, Ltd. 5.25% 2021[4]	61,900	60,526
YUM! Brands, Inc. 5.00% 2024[4]	21,105	21,685
YUM! Brands, Inc. 5.25% 2026[4]	10,550	10,840
YUM! Brands, Inc., Term Loan B, 3.50% 2021[1,2,3]	32,825	32,938
ZF Friedrichshafen AG 4.00% 2020[4]	2,935	3,021
ZF Friedrichshafen AG 4.50% 2022[4]	23,175	23,581
ZF Friedrichshafen AG 4.75% 2025[4]	31,515	32,047
		1,985,005
Telecommunication services 11.65%
Altice Financing SA 6.625% 2023[4]	18,460	18,195
Altice Finco SA 9.875% 2020[4]	4,350	4,657
Altice Finco SA 6.50% 2022[4]	625	634
Altice Finco SA, First Lien, 7.75% 2022[4]	18,950	19,211
Altice NV 5.50% 2026[4]	16,175	16,215
Altice NV 7.50% 2026[4]	5,000	4,925
Altice SA 7.625% 2025[4]	3,825	3,748
CenturyLink, Inc. 7.50% 2024	36,450	36,906
CenturyLink, Inc. 5.625% 2025	7,100	6,346
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	103,960	105,519
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	3,125	3,285
Columbus International Inc. 7.375% 2021[4]	11,925	12,638
American High-Income Trust — Page 8 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 8.25% 2020[4]	$73,500	$61,740
Digicel Group Ltd. 6.00% 2021[4]	38,717	33,587
Digicel Group Ltd. 7.125% 2022[4]	30,550	22,874
Frontier Communications Corp. 8.50% 2020	10,000	10,650
Frontier Communications Corp. 8.875% 2020	25,300	27,103
Frontier Communications Corp. 9.25% 2021	11,175	11,873
Frontier Communications Corp. 8.75% 2022	1,150	1,161
Frontier Communications Corp. 10.50% 2022	129,410	137,417
Frontier Communications Corp. 7.625% 2024	4,923	4,381
Frontier Communications Corp. 11.00% 2025	109,783	114,449
Inmarsat PLC 4.875% 2022[4]	25,090	23,020
Intelsat Jackson Holding Co. 7.25% 2019	52,250	38,404
Intelsat Jackson Holding Co. 7.25% 2020	44,475	31,911
Intelsat Jackson Holding Co. 6.625% 2022	1,500	1,020
Intelsat Jackson Holding Co. 8.00% 2024[4]	17,025	16,855
Level 3 Communications, Inc. 5.125% 2023	14,225	14,154
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,5]	145,149	128,825
MetroPCS Wireless, Inc. 6.25% 2021	54,060	56,594
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,306
Millicom International Cellular SA 6.625% 2021[4]	21,960	22,629
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	6,550	7,352
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	5,250	5,539
Numericable Group SA 6.00% 2022[4]	7,965	7,776
Numericable Group SA 7.375% 2026[4]	21,475	21,260
Sable International Finance Ltd. 6.875% 2022[4]	13,295	13,419
SBA Communications Corp. 5.625% 2019	1,675	1,736
SoftBank Corp. 4.50% 2020[4]	59,300	61,375
Sprint Capital Corp. 6.90% 2019	31,750	30,480
Sprint Nextel Corp. 8.375% 2017	4,425	4,558
Sprint Nextel Corp. 9.00% 2018[4]	26,050	27,841
Sprint Nextel Corp. 7.00% 2020	66,870	60,099
Sprint Nextel Corp. 7.25% 2021	93,445	80,129
Sprint Nextel Corp. 11.50% 2021	68,835	68,353
Sprint Nextel Corp. 7.875% 2023	49,100	40,385
Sprint Nextel Corp. 6.875% 2028	6,175	4,878
T-Mobile US, Inc. 6.542% 2020	16,000	16,500
T-Mobile US, Inc. 6.731% 2022	37,840	39,933
T-Mobile US, Inc. 6.00% 2024	5,500	5,734
T-Mobile US, Inc. 6.375% 2025	26,800	28,106
T-Mobile US, Inc. 6.50% 2026	31,025	32,848
Trilogy International Partners, LLC 13.375% 2019[4]	62,475	62,944
Wind Acquisition SA 4.75% 2020[4]	62,875	61,932
Wind Acquisition SA 7.375% 2021[4]	128,050	123,248
Windstream Holdings, Inc. 7.75% 2021	37,218	35,264
Zayo Group Holdings, Inc. 6.00% 2023	13,550	13,889
Zayo Group Holdings, Inc. 6.375% 2025	13,400	13,718
		1,935,528
Financials 8.28%
Ally Financial Inc. 8.00% 2020	8,825	9,950
Ally Financial Inc. 5.125% 2024	11,250	11,587
Ally Financial Inc. 5.75% 2025	9,925	9,987
Ally Financial Inc. 8.00% 2031	47,469	55,895
American Tower Corp. 7.25% 2019	3,019	3,441
American High-Income Trust — Page 9 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp., Series AA, 6.10% (undated)	$15,000	$15,244
Bank of America Corp., Series DD, 6.30% (undated)	20,715	21,984
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	7,425	7,550
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	11,075	11,020
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	11,593
Bank of Ireland 10.00% 2022	€7,000	9,808
BNP Paribas, convertible bonds, 7.375% 2049[4]	$10,000	9,803
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[4]	30,275	22,025
CIT Group Inc. 4.25% 2017	13,000	13,273
CIT Group Inc. 3.875% 2019	90,760	91,441
CIT Group Inc., Series C, 5.50% 2019[4]	30,350	31,830
Citigroup Inc. 4.45% 2027	6,920	7,130
Citigroup Inc., Series O, 5.875% (undated)	12,500	12,016
Citigroup Inc., Series P, 5.95% (undated)	25,067	24,534
Citigroup Inc., Series T, 6.25% (undated)	33,075	34,109
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	15,141	14,780
Citigroup Inc., Series R, junior subordinated 6.125% (undated)	11,725	11,916
Communications Sales & Leasing, Inc. 6.00% 2023[4]	38,005	38,765
Communications Sales & Leasing, Inc. 8.25% 2023	25,563	26,010
Credit Agricole SA, convertible bonds, 6.625% 2049	23,250	21,216
Credit Agricole SA 8.375% (undated)[4]	12,875	14,439
Crescent Resources 10.25% 2017[4]	108,419	108,826
Crown Castle International Corp. 4.875% 2022	7,650	8,420
Equinix, Inc. 5.875% 2026	8,650	9,039
Gaming and Leisure Properties, Inc. 4.375% 2021	5,150	5,317
Gaming and Leisure Properties, Inc. 5.375% 2026	7,150	7,418
General Motors Acceptance Corp. 7.50% 2020	8,900	9,946
Genworth Financial, Inc., junior subordinated 6.15% 2066	17,500	5,950
Howard Hughes Corp. 6.875% 2021[4]	3,000	3,038
Icahn Enterprises Finance Corp. 3.50% 2017	35,600	35,842
International Lease Finance Corp. 8.25% 2020	5,900	6,998
Iron Mountain Inc. 6.00% 2020[4]	25,915	27,405
Iron Mountain Inc. 6.00% 2023	3,450	3,648
Iron Mountain Inc. 5.75% 2024	33,800	34,307
Iron Mountain Inc. 5.375% 2026[4]	8,625	8,399
iStar Financial Inc. 4.00% 2017	30,600	30,217
iStar Financial Inc. 4.875% 2018	30,264	29,318
iStar Financial Inc. 5.00% 2019	23,300	21,844
iStar Financial Inc. 6.50% 2021	8,000	7,580
iStar Financial Inc., Series B, 9.00% 2017	37,965	39,579
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	23,405	23,902
Liberty Mutual Group Inc., Series B, 7.00% 2067[4]	11,185	9,535
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	39,908	43,599
MetLife Capital Trust IV, junior subordinated 7.875% 2067[4]	13,950	16,705
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	12,500	17,185
Morgan Stanley, Series J, 5.55% (undated)	1	1
MSCI Inc. 5.75% 2025[4]	11,290	11,770
Newstar Financial Inc. 7.25% 2020	9,875	9,221
OneMain Financial Holdings, LLC 6.75% 2019[4]	5,820	5,696
OneMain Financial Holdings, LLC 7.25% 2021[4]	9,955	9,582
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	9,830	10,984
Realogy Corp. 4.50% 2019[4]	61,520	63,289
Realogy Corp. 5.25% 2021[4]	6,575	6,764
Realogy Corp. 4.875% 2023[4]	35,550	35,194
American High-Income Trust — Page 10 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	$15,376	$16,529
Société Générale, Contigent Convertible, 6.00% (undated)[4]	12,000	10,560
Société Générale 8.25% 2049	2,900	2,886
Springleaf Finance Corp. 8.25% 2020	53,650	53,918
State Street Corp., junior subordinated, 5.25% 2049	12,850	13,268
UBS AG 6.875% (undated)	4,400	4,173
US Bancorp., junior subordinated 5.125% (undated)	12,610	12,988
Wells Fargo & Co. 1.286% 2019[1]	20,000	20,027
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	13,980	14,644
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	17,350	17,393
		1,374,250
Materials 8.23%
AK Steel Holding Corp. 7.50% 2023	2,700	2,762
Alcoa Inc. 5.72% 2019	2,000	2,156
Aleris International, Inc. 9.50% 2021[4]	24,695	25,436
ArcelorMittal 6.125% 2018	4,800	5,063
ArcelorMittal 10.85% 2019	9,825	11,618
ArcelorMittal 6.125% 2025	7,000	7,000
ArcelorMittal 7.75% 2041	93,610	89,632
Ardagh Packaging Finance 6.25% 2019[4]	14,050	14,349
Ardagh Packaging Finance 8.625% 2019[4,5]	14,353	14,496
Ardagh Packaging Finance 6.75% 2021[4]	5,485	5,567
Ardagh Packaging Finance 7.25% 2024[4]	5,935	6,087
Ashland Inc. 4.75% 2022	8,350	8,402
Ball Corp. 4.375% 2020	17,775	18,730
BHP Billiton Finance Ltd. 6.25% 2075[4]	8,240	8,697
BHP Billiton Finance Ltd. 6.75% 2075[4]	6,300	6,702
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023[4]	5,775	6,713
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025[4]	4,270	4,953
BlueScope Steel Ltd. 6.50% 2021[4]	9,500	9,860
CEMEX Finance LLC 9.375% 2022[4]	7,500	8,287
CEMEX SAB de CV 6.50% 2019[4]	2,455	2,608
CEMEX SAB de CV 7.75% 2026[4]	10,475	11,025
Chemours Co. 6.625% 2023	44,533	38,076
Chemours Co. 7.00% 2025	60,265	50,849
Cliffs Natural Resources Inc. 8.25% 2020[4]	12,955	13,149
Crown Holdings, Inc. 4.50% 2023	3,000	3,075
Crown Holdings, Inc. 7.375% 2026	2,000	2,210
CVR Partners, LP 9.25% 2023[4]	8,225	8,400
First Quantum Minerals Ltd. 6.75% 2020[4]	132,165	111,019
First Quantum Minerals Ltd. 7.00% 2021[4]	93,032	75,240
First Quantum Minerals Ltd. 7.25% 2022[4]	16,075	12,498
FMG Resources 4.25% 2019[1,2,3]	28,119	26,977
FMG Resources 9.75% 2022[4]	104,220	115,684
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	30,820	27,276
Freeport-McMoRan Inc. 6.50% 2020	16,550	16,668
Georgia Gulf Corp. 4.625% 2021	23,307	23,948
Georgia Gulf Corp. 4.875% 2023	6,300	6,497
Huntsman International LLC 4.875% 2020	19,515	19,710
Kaiser Aluminum Corp. 5.875% 2024[4]	4,800	4,944
LSB Industries, Inc. 7.75% 2019	2,070	2,070
Owens-Illinois, Inc. 5.00% 2022[4]	3,920	3,940
Owens-Illinois, Inc. 5.875% 2023[4]	17,735	18,662
American High-Income Trust — Page 11 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 5.375% 2025[4]	$2,940	$2,929
Owens-Illinois, Inc. 6.375% 2025[4]	10,190	10,668
Paperworks Industries Inc. 9.50% 2019[4]	9,946	9,200
Platform Specialty Products Corp. 10.375% 2021[4]	22,625	22,851
Platform Specialty Products Corp. 6.50% 2022[4]	630	558
Platform Specialty Products Corp., Term Loan B-1, 5.50% 2020[1,2,3]	11,623	11,443
PQ Corp. 6.75% 2022[4]	8,600	8,965
PQ Corp., Term Loan, 5.75% 2022[1,2,3]	8,600	8,620
Rayonier Advanced Materials Inc. 5.50% 2024[4]	53,942	46,390
Reynolds Group Inc. 9.875% 2019	11,650	12,043
Reynolds Group Inc. 5.75% 2020	67,050	69,425
Reynolds Group Inc. 8.25% 2021	1,700	1,779
Reynolds Group Inc. 7.00% 2024[4]	11,245	11,598
Ryerson Inc. 11.25% 2018	7,486	7,149
Ryerson Inc. 11.00% 2022[4]	90,428	93,819
Sealed Air Corp. 4.875% 2022[4]	5,250	5,421
Smurfit Capital Funding PLC 7.50% 2025	7,965	9,349
Standard Industries Inc. 5.50% 2023[4]	15,550	15,978
Summit Materials, Inc. 6.125% 2023	23,200	22,982
Teck Resources Ltd. 4.50% 2021	11,700	10,237
Teck Resources Ltd. 8.00% 2021[4]	25,725	26,561
Teck Resources Ltd. 8.50% 2024[4]	2,775	2,886
Tembec Industries Inc. 9.00% 2019[4]	9,835	7,671
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	12,355	13,050
United States Steel Corp. 8.375% 2021[4]	19,575	20,676
Vale Overseas Ltd. 5.875% 2021	17,050	17,114
Walter Energy, Inc. 9.50% 2019[4,7]	77,390	9,674
Zekelman Industries Inc. 9.875% 2023[4]	16,835	17,130
Zekelman Industries Inc., Term Loan B, 6.00% 2021[1,2,3]	19,535	19,535
		1,366,736
Information technology 4.39%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	16,969
Avago Technologies Ltd., Term Loan B, 4.25% 2022[1,2,3]	2,369	2,372
CommScope Holding Co., Inc. 4.375% 2020[4]	1,500	1,549
CommScope Holding Co., Inc. 5.00% 2021[4]	13,050	13,380
CommScope Inc. 6.00% 2025[4]	3,750	3,863
Compucom Systems Inc., 7.00% 2021[4]	12,825	5,451
Dell Inc. 5.875% 2021[4]	8,850	9,078
Dell Inc. 7.125% 2024[4]	9,175	9,597
Dell Inc. 6.02% 2026[4]	16,175	16,812
Dell Inc. 8.10% 2036[4]	7,500	8,109
Dell Inc. 8.35% 2046[4]	21,890	23,654
Dell Inc., Term Loan B, 4.00% 2021[1,2,3]	33,100	33,031
First Data Corp. 6.75% 2020[4]	5,079	5,318
First Data Corp. 5.375% 2023[4]	17,650	17,990
First Data Corp. 7.00% 2023[4]	89,625	91,305
First Data Corp. 5.00% 2024[4]	37,425	37,659
First Data Corp. 5.75% 2024[4]	8,825	8,781
Freescale Semiconductor, Inc. 6.00% 2022[4]	23,330	24,660
Gogo Inc. 12.50% 2022[4]	68,725	68,210
Hughes Satellite Systems Corp. 7.625% 2021	9,850	10,637
Infor (US), Inc. 6.50% 2022	13,600	12,912
Infor Inc. 5.75% 2020[4]	18,275	19,234
American High-Income Trust — Page 12 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Infor Software 7.125% 2021[4,5]	$3,500	$3,133
Informatica Corp. 7.125% 2023[4]	7,600	7,239
Match Group, Inc. 6.375% 2024[4]	17,700	18,496
Micron Technology, Inc. 7.50% 2023[4]	16,075	17,226
NXP BV and NXP Funding LLC 4.125% 2020[4]	7,000	7,105
NXP BV and NXP Funding LLC 4.125% 2021[4]	9,725	9,895
NXP BV and NXP Funding LLC 4.625% 2023[4]	9,700	9,894
ON Semiconductor Corp. 5.25% 2023[1,2,3]	12,825	12,914
Open Text Corp. 5.875% 2026[4]	9,925	9,999
PTC Inc. 6.00% 2024	9,725	10,090
Qorvo, Inc. 6.75% 2023[4]	5,000	5,212
Qorvo, Inc. 7.00% 2025[4]	39,225	41,578
Seagate Technology LLC 4.75% 2023	23,925	20,237
Solera Holdings, Inc. 10.50% 2024[4]	11,250	11,862
Solera Holdings, Inc., Term Loan B, 5.75% 2023[1,2,3]	19,551	19,586
VeriSign, Inc. 4.625% 2023	4,600	4,681
Western Digital Corp. 7.375% 2023[4]	44,750	47,771
Western Digital Corp. 10.50% 2024[4]	8,500	9,116
Western Digital Corp., Term Loan B, 6.25% 2023[1,2,3]	21,800	21,923
		728,528
Utilities 2.85%
AES Corp. 8.00% 2017	250	269
AES Corp. 8.00% 2020	21,175	24,775
AES Corp. 7.375% 2021	44,350	50,226
AES Corp. 4.875% 2023	12,100	12,009
AES Corp. 5.50% 2024	34,050	35,029
AES Corp. 5.50% 2025	22,630	22,800
AES Corp. 6.00% 2026	30,385	31,069
Calpine Corp. 6.00% 2022[4]	14,160	14,903
Calpine Corp. 5.375% 2023	19,990	19,590
Calpine Corp. 7.875% 2023[4]	3,666	3,886
Calpine Corp. 5.50% 2024	4,605	4,467
Calpine Corp. 5.875% 2024[4]	21,700	22,677
Calpine Corp. 5.25% 2026[4]	10,725	10,725
Dominion Resources, Inc. 2.962% 2019	1,500	1,528
Dominion Resources, Inc. 4.104% 2021	9,630	10,203
Dynegy Finance Inc. 6.75% 2019	1,565	1,577
Dynegy Finance Inc. 7.375% 2022	38,255	37,107
Dynegy Finance Inc. 7.625% 2024	7,135	6,876
Emera Inc. 6.75% 2076	10,000	10,159
Enel Società per Azioni 8.75% 2073[4]	26,812	30,901
NRG Energy, Inc. 6.25% 2022	43,115	42,360
NRG Energy, Inc. 6.625% 2023	9,000	8,910
NRG Energy, Inc. 7.25% 2026[4]	38,800	38,800
Talen Energy Corp. 4.625% 2019[4]	4,025	3,562
Texas Competitive Electric Holdings, Term Loan Strip, 3.75% 2016[1,2,3]	11,287	11,282
TXU, Term Loan, 4.65% 2017[1,2,3,7]	44,582	14,954
TXU, Term Loan, 3.737% 2024[1,2,3,7]	5,802	1,912
		472,556
American High-Income Trust — Page 13 of 22

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.62%	Principal amount (000)	Value (000)
B&G Foods, Inc. 4.625% 2021	$5,250	$5,276
Central Garden & Pet Co. 6.125% 2023	1,300	1,359
Constellation Brands, Inc. 3.875% 2019	1,250	1,320
Constellation Brands, Inc. 6.00% 2022	10,225	11,554
Constellation Brands, Inc. 4.25% 2023	3,000	3,135
Constellation Brands, Inc. 4.75% 2025	625	662
Darling Ingredients Inc. 5.375% 2022	9,250	9,591
Energizer SpinCo Inc. 5.50% 2025[4]	4,375	4,364
Pinnacle Foods Inc. 5.875% 2024[4]	4,875	5,125
Post Holdings, Inc. 6.00% 2022[4]	5,250	5,401
Post Holdings, Inc. 7.75% 2024[4]	6,475	7,131
Post Holdings, Inc. 8.00% 2025[4]	8,400	9,355
Reynolds American Inc. 5.85% 2045	8,750	11,231
Spectrum Brands Inc. 6.625% 2022	3,500	3,732
SUPERVALU Inc. 6.75% 2021	3,350	2,831
Tops Holding Corp. and Tops Markets, LLC 8.00% 2022[4]	8,000	7,080
TreeHouse Foods, Inc. 6.00% 2024[4]	4,975	5,332
US Foods Holding Corp. 5.875% 2024[4]	8,650	8,888
		103,367
Total corporate bonds & notes		14,395,072
U.S. Treasury bonds & notes 0.41% U.S. Treasury 0.41%
U.S. Treasury 6.25% 2023[9]	50,000	67,072
Total U.S. Treasury bonds & notes		67,072
Asset-backed obligations 0.28%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[3]	3,725	3,808
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[1,3,4]	8,165	8,143
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[1,3,4]	2,875	2,861
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class A-R, 1.885% 2022[1,3,4]	11,277	11,263
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class A-R, 1.916% 2022[1,3,4]	10,040	10,021
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[1,3,4]	6,110	6,096
Magnetite CLO Ltd., Series 2014-9-A, Class A-1, 2.058% 2026[1,3,4]	1,586	1,583
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[1,3,4]	2,900	2,889
		46,664
Bonds & notes of governments & government agencies outside the U.S. 0.15%
Argentina (Republic of) 7.50% 2026[4]	15,425	16,759
Argentina (Republic of) 6.625% 2028[4]	8,500	8,500
		25,259
Total bonds, notes & other debt instruments (cost: $15,080,541,000)		14,534,067
Convertible bonds 0.75% Financials 0.54%
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)[4]	8,600	8,897
Banco Bilbao Vizcaya Argentaria, SA, convertible notes, 9.00% 2049	20,200	20,208
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€12,000	11,453
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	$50,009	49,009
		89,567
American High-Income Trust — Page 14 of 22

unaudited
Convertible bonds Information technology 0.15%	Principal amount (000)	Value (000)
Liberty Media Corp., convertible notes, 3.50% 2031	$48,500	$25,340
Energy 0.01%
American Energy (Permian Basin), convertible notes, 8.00% 2022[4,5,6]	19,019	2,282
Miscellaneous 0.05%
Other convertible bonds in initial period of acquisition		8,380
Total convertible bonds (cost: $131,819,000)		125,569
Convertible stocks 0.77% Energy 0.23%	Shares
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	976,060	29,379
Chesapeake Energy Corporation 5.75% convertible preferred[4]	18,596	5,197
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	2,515
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	23,000	843
		37,934
Industrials 0.22%
CEVA Group PLC, Series A-1, 3.68% convertible preferred[6,8,10]	47,121	27,684
CEVA Group PLC, Series A-2, 2.68% convertible preferred[6,8,10]	21,062	8,425
		36,109
Financials 0.19%
American Tower Corp., Series B, 5.5% depository share, convertible preferred 2018	200,000	22,464
American Tower Corp., Series A, convertible preferred	78,000	8,775
		31,239
Telecommunication services 0.11%
Frontier Communications Corp., Series A, convertible preferred	196,000	18,585
Utilities 0.02%
Dominion Resources, Inc., convertible preferred, Series A, units	50,000	2,592
Miscellaneous 0.00%
Other convertible stocks in initial period of acquisition		904
Total convertible stocks (cost: $193,513,000)		127,363
Preferred securities 0.19% Financials 0.11%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	365,000	9,718
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	300,000	7,944
		17,662
Miscellaneous 0.08%
Other preferred securities in initial period of acquisition		13,916
Total preferred securities (cost: $30,135,000)		31,578
American High-Income Trust — Page 15 of 22

unaudited
Common stocks 1.21% Telecommunication services 0.34%	Shares	Value (000)
NII Holdings, Inc.[8,11]	17,971,245	$57,149
Consumer discretionary 0.21%
Cooper-Standard Holdings Inc.[11]	430,945	34,040
Adelphia Recovery Trust, Series ACC-1[11]	10,643,283	22
Adelphia Recovery Trust, Series Arahova[6,11]	1,773,964	18
Five Star Travel Corp.[4,6,11]	83,780	2
		34,082
Energy 0.19%
White Star Petroleum LLC[6]	24,665,117	16,491
Denbury Resources Inc.	1,342,400	4,819
Denbury Resources Inc.[4]	618,000	2,219
Southwestern Energy Co.[11]	120,225	1,512
Chevron Corp.	8,075	846
Occidental Petroleum Corp.	10,600	801
Helmerich & Payne, Inc.	11,700	785
Royal Dutch Shell PLC, Class B (ADR)	14,000	784
EOG Resources, Inc.	8,950	747
Schlumberger Ltd.	9,400	743
Noble Energy, Inc.	18,200	653
ConocoPhillips	12,400	541
Anadarko Petroleum Corp.	3,700	197
Gener8 Maritime, Inc.[11]	12,599	81
Ascent Resources - Utica, LLC, Class A6,11	71,159,269	—
Petroplus Holdings AG6,11	3,360,000	—
		31,219
Industrials 0.14%
CEVA Group PLC[6,8,10,11]	59,168	23,667
Quad/Graphics, Inc., Class A	9,788	228
Atrium Corp.[4,6,11]	10,987	11
		23,906
Financials 0.14%
Outfront Media Inc.	660,645	15,968
American Tower Corp.	57,087	6,486
EME Reorganization Trust	41,998,595	180
		22,634
Information technology 0.13%
Corporate Risk Holdings I, Inc.[6,8,11]	2,380,355	22,209
Corporate Risk Holdings Corp.[6,8,11]	12,035	—
		22,209
Materials 0.05%
Warrior Met Coal, LLC, Class B4,6,11	97,899	7,832
Verso Corp.[11]	62,170	1
		7,833
American High-Income Trust — Page 16 of 22

unaudited
Common stocks Health care 0.01%	Shares	Value (000)
Rotech Healthcare Inc.[6,8,11]	1,916,276	$1,916
Concordia Healthcare Corp.	12,500	269
		2,185
Total common stocks (cost: $531,209,000)		201,217
Rights & warrants 0.02% Consumer discretionary 0.02%
Cooper-Standard Holdings Inc., warrants, expire 2017[11]	48,411	2,374
Liberman Broadcasting, Inc., warrants, expire 2022[6,10,11]	10	—
		2,374
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[4,6,11]	19,483	—
Total rights & warrants (cost: $5,447,000)		2,374
Short-term securities 6.31%	Principal amount (000)
Apple Inc. 0.36%–0.44% due 7/5/2016–8/8/2016[4]	$ 118,106	118,089
Caterpillar Financial Services Corp. 0.51% due 7/13/2016	15,300	15,298
Chevron Corp. 0.53% due 7/14/2016[4]	98,900	98,887
Coca-Cola Co. 0.50%–0.58% due 7/12/2016–11/9/2016[4]	126,460	126,342
Emerson Electric Co. 0.40% due 7/22/2016[4]	500	500
ExxonMobil Corp. 0.42% due 8/4/2016	28,100	28,090
Federal Home Loan Bank 0.25%–0.60% due 7/21/2016–1/9/2017	443,800	443,642
Intel Corp. 0.37% due 7/28/2016	27,500	27,492
John Deere Canada ULC 0.41%–0.42% due 7/7/2016–7/20/2016[4]	72,000	71,986
Kimberly-Clark Corp. 0.39% due 7/14/2016[4]	27,500	27,496
Microsoft Corp. 0.42% due 8/31/2016[4]	20,300	20,287
PepsiCo Inc. 0.39% due 7/1/2016[4]	34,700	34,700
Pfizer Inc. 0.54% due 8/24/2016[4]	25,000	24,982
United Parcel Service Inc. 0.49% due 7/1/2016[4]	10,900	10,900
Total short-term securities (cost: $1,048,627,000)		1,048,691
Total investment securities 96.77% (cost: $17,021,291,000)		16,070,859
Other assets less liabilities 3.23%		536,345
Net assets 100.00%		$16,607,204
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $32,121,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	7/18/2016	HSBC Bank	$9,320	€8,300	$103
American High-Income Trust — Page 17 of 22

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $108,653,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (paid) (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
CDX.NA.HY.21	ICE	5.00%	12/20/2018	$17,280	$1,015	$1,036	$(21)
CDX.NA.HY.22	ICE	5.00	6/20/2019	27,840	1,710	2,168	(458)
CDX.NA.HY.25	ICE	5.00	12/20/2020	31,680	1,321	(154)	1,475
CDX.NA.HY.26	ICE	5.00	6/20/2021	50,000	1,615	857	758
							$1,754
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2016, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/2016 (000)
Corporate Risk Holdings LLC 9.50% 2019[4]	$137,028,000	$665,000	—	$137,693,000	$9,810	$125,989
Corporate Risk Holdings I, Inc.[6,11]	2,380,354	1	—	2,380,355	—	22,209
Corporate Risk Holdings LLC 13.50% 2020[4,5,6]	$13,177,519	$597,929	—	$13,775,448	1,367	13,679
Corporate Risk Holdings Corp.[6,11]	12,034	1	—	12,035	—	—
CEVA Group PLC, Series A-1, 3.68% convertible preferred[6,10]	47,121	—	—	47,121	—	27,684
CEVA Group PLC[6,10,11]	59,168	—	—	59,168	—	23,667
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3]	$22,698,670	—	$172,832	$22,525,838	1,150	18,640
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[1,2,3]	$16,456,536	—	$125,304	$16,331,232	838	13,514
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[1,2,3]	$15,842,981	—	—	$15,842,981	804	13,110
CEVA Group PLC 9.00% 2021[4]	$19,100,000	—	$4,425,000	$14,675,000	1,163	11,593
CEVA Group PLC, Series A-2, 2.68% convertible preferred[6,10]	21,062	—	—	21,062	—	8,425
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3]	$2,837,334	—	$21,604	$2,815,730	145	2,330
CEVA Group PLC 7.00% 2021[4]	$9,475,000	—	$8,075,000	$1,400,000	194	1,211
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6]	$54,762,603	$4,713,987	—	$59,476,590	5,298	51,040
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,6]	$25,382,000	—	$194,250	$25,187,750	1,060	24,773
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,6]	$20,825,000	—	—	$20,825,000	1,585	20,721
Rotech Healthcare Inc.[6,11]	1,916,276	—	—	1,916,276	—	1,916
NII Holdings, Inc.[11]	19,451,169	—	1,479,924	17,971,245	—	57,149
Cooper-Standard Holdings Inc.[11,12]	1,659,993	503,220	1,732,268	430,945	—	—
American High-Income Trust — Page 18 of 22

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/2016 (000)
Cooper-Standard Holdings Inc.[12]	—	448,132	448,132	—	$—	$—
Cooper-Standard Holdings Inc., warrants, expire 2017[11,12]	48,411	—	—	48,411	—	—
					$23,414	$437,650
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Coupon rate may change periodically.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $848,839,000, which represented 5.11% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,467,465,000, which represented 44.97% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $225,347,000, which represented 1.36% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $6,827,000, which represented .04% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.
[12]	Unaffiliated issuer at 6/30/2016.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.68% convertible preferred	5/2/2013-8/22/2014	$47,777	$27,684.17%
CEVA Group PLC	8/22/2014	57,165	23,667.14
CEVA Group PLC, Series A-2, 2.68% convertible preferred	5/2/2013	20,349	8,425.05
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$125,291	$59,776.36%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American High-Income Trust — Page 19 of 22

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of June 30, 2016, the fund did not have any interest rate swaps. The average month-end notional amount of open interest rate swaps while held was $275,946,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American High-Income Trust — Page 20 of 22

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$14,284,859	$110,213	$14,395,072
U.S. Treasury bonds & notes	—	67,072	—	67,072
Asset-backed obligations	—	46,664	—	46,664
Bonds & notes of governments & government agencies outside the U.S.	—	25,259	—	25,259
Convertible bonds	—	125,569	—	125,569
Convertible stocks	91,254	36,109	—	127,363
Preferred securities	21,860	9,718	—	31,578
Common stocks	129,071	23,667	48,479	201,217
Rights & warrants	2,374	—	—	2,374
Short-term securities	—	1,048,691	—	1,048,691
Total	$244,559	$15,667,608	$158,692	$16,070,859

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$103	$—	$103
Unrealized appreciation on credit default swaps	—	2,233	—	2,233
Liabilities:
Unrealized depreciation on credit default swaps	—	(479)	—	(479)
Total	$—	$1,857	$—	$1,857
*	Credit default swaps and forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$294,197
Gross unrealized depreciation on investment securities	(1,424,951)
Net unrealized depreciation on investment securities	(1,130,754)
Cost of investment securities	17,201,613

Key to abbreviations and symbol
ADR = American Depositary Receipts
CLO = Collateralized Loan Obligations
€ = Euros
ICE = Intercontinental Exchange, Inc.
LOC = Letter of credit
American High-Income Trust — Page 21 of 22

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-021-0816O-S54144	American High-Income Trust — Page 22 of 22

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2016